Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Assets

Depreciation and amortization are recorded using the straight-line method over the estimated useful lives of the related assets as follows:

Estimated Useful Life
Asset Classification
Equipment	5 years
Furniture and fixtures	7 years
Software	5 years
Leasehold improvements	Lesser of estimated useful life or lease term

Depreciation and amortization are recorded using the straight-line method over the estimated useful lives of the related assets as follows:

Estimated Useful Life
Asset classification
Equipment	5 years
Furniture and fixtures	7 years
Software	5 years
Leasehold improvements	Lesser of estimated useful life or lease term

Schedule of Potentially Dilutive Securities Outstanding Excluded from Computation of Diluted Weighted Average Shares Outstanding

The following potentially dilutive securities outstanding as of June 30, 2020 and 2019 have been excluded from the computation of diluted weighted average shares outstanding, as they would be anti-dilutive:

	June 30,
	2020	2019
Common stock issued upon vesting of share-based award	1,254,965	2,038,955
Preferred stock as converted	—	30,629,606
Warrants to purchase common stock	—	3,114,145

Total	1,254,965	35,782,706